Offerings	Nov. 14, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.001 per share (1)
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.0
Maximum Aggregate Offering Price	$ 3,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 414.30
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Ordinary Shares (2)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(g) of the Securities Act, because the Registrant’s Class A Ordinary Shares underlying the Warrants are registered hereby, no separate registration fee is required with respect to the Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants (3)
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.2
Maximum Aggregate Offering Price	$ 7,200,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 994.32
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act.